CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Revenues		$ 14,427	$ 11,537	$ 8,885
Direct operating costs		(10,510)	(8,247)	(6,548)
General and administrative expenses		(433)	(406)	(312)
Profit (loss) from operating activities		3,484	2,884	2,025
Interest expense		(1,855)	(1,468)	(1,179)
Share of earnings from investments in associates and joint ventures		12	88	131
Mark-to-market on hedging items		202	80	(16)
Other income		92	1,749	234
Income before income tax		1,935	3,333	1,195
Income tax expense
Current		(474)	(374)	(237)
Deferred		(86)	(240)	(54)
Net income		1,375	2,719	904
Attributable to:
Limited partners		101	556	141
General partner		240	210	183
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		42	229	55
BIPC exchangeable shares		24	95	14
Exchangeable units	[1]	0	3	1
Interest of others in operating subsidiaries		$ 968	$ 1,626	$ 510
Basic and diluted income per unit attributable to
Limited partners, basic (in dollars per unit)	[2]	$ 0.14	$ 1.16	$ 0.23
Limited partners, diluted (in dollars per unit)	[2]	$ 0.14	$ 1.16	$ 0.23

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[2]	Basic and diluted income per limited partner unit have been retroactively adjusted to reflect the impact of the special distribution and the unit split. Refer to Note 1, Organization and Description of the Business, for further details.